Note 3 - Stockholders' Equity (Deficit), Stock Options and Warrants - Summary of Status of Options and Warrants Outstanding (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Shares, options (in shares)	3,120,255	2,764,983
Shares, warrants (in shares)	2,556,382	1,951,257
Warrant One [Member]
Warrant exercises, exercise price per share (in dollars per share)	$ 1	$ 1.07
Shares, warrants (in shares)	1,372,828	697,946
Weighted average remaining life, warrants (Year)	4 years 131 days	4 years 310 days
Warrant Two [Member]
Warrant exercises, exercise price per share (in dollars per share)	$ 1.07	$ 2.25
Shares, warrants (in shares)	697,946	385,000
Weighted average remaining life, warrants (Year)	4 years 127 days	4 years 21 days
Warrant Three [Member]
Warrant exercises, exercise price per share (in dollars per share)	$ 2.25	$ 4.46
Shares, warrants (in shares)	385,000	756,999
Weighted average remaining life, warrants (Year)	3 years 208 days	3 years 335 days
Warrant Four [Member]
Warrant exercises, exercise price per share (in dollars per share)	$ 123.75	$ 93.75
Shares, warrants (in shares)	94,084	2,255
Weighted average remaining life, warrants (Year)	2 years 62 days	69 days
Warrant Five [Member]
Warrant exercises, exercise price per share (in dollars per share)	$ 243.75	$ 123.75
Shares, warrants (in shares)	2,529	94,084
Weighted average remaining life, warrants (Year)	1 year 36 days	2 years 244 days
Warrant Six [Member]
Warrant exercises, exercise price per share (in dollars per share)	$ 309.375	$ 150
Shares, warrants (in shares)	2,850	4,114
Weighted average remaining life, warrants (Year)	1 year 40 days	73 days
Warrant Seven [Member]
Warrant exercises, exercise price per share (in dollars per share)	$ 309.50	$ 225
Shares, warrants (in shares)	222	107
Weighted average remaining life, warrants (Year)	1 year 131 days	25 days
Warrant Eight [Member]
Warrant exercises, exercise price per share (in dollars per share)	$ 506.25	$ 243.75
Shares, warrants (in shares)	59	2,529
Weighted average remaining life, warrants (Year)	229 days	1 year 215 days
Warrant Nine [Member]
Warrant exercises, exercise price per share (in dollars per share)	$ 609.375	$ 281.25
Shares, warrants (in shares)	862	3,107
Weighted average remaining life, warrants (Year)	219 days	51 days
Warrant Ten [Member]
Warrant exercises, exercise price per share (in dollars per share)		$ 309.375
Shares, warrants (in shares)		2,850
Weighted average remaining life, warrants (Year)		1 year 222 days
Warrant Eleven [Member]
Warrant exercises, exercise price per share (in dollars per share)		$ 309.50
Shares, warrants (in shares)		222
Weighted average remaining life, warrants (Year)		1 year 310 days
Warrant Twelve [Member]
Warrant exercises, exercise price per share (in dollars per share)		$ 337.50
Shares, warrants (in shares)		178
Weighted average remaining life, warrants (Year)		167 days
Warrant Thirteen [Member]
Warrant exercises, exercise price per share (in dollars per share)		$ 371.25
Shares, warrants (in shares)		944
Weighted average remaining life, warrants (Year)		149 days
Warrant Fourteen [Member]
Warrant exercises, exercise price per share (in dollars per share)		$ 506.25
Shares, warrants (in shares)		59
Weighted average remaining life, warrants (Year)		1 year 43 days
Warrant Fifteen [Member]
Warrant exercises, exercise price per share (in dollars per share)		$ 609.375
Shares, warrants (in shares)		862
Weighted average remaining life, warrants (Year)		1 year 32 days
Stock Options One [Member]
Range of exercise prices, options (in dollars per share)	$ 0.91	$ 1.01
Shares, options (in shares)	10,000	124,358
Weighted average remaining life, options (Year)	9 years 292 days	10 years
Stock Options Two [Member]
Range of exercise prices, options (in dollars per share)	$ 0.965	$ 1.454
Shares, options (in shares)	3,000	17,200
Weighted average remaining life, options (Year)	9 years 321 days	9 years 273 days
Stock Options Three [Member]
Range of exercise prices, options (in dollars per share)	$ 0.97	$ 1.47
Shares, options (in shares)	191,753	2,456,226
Weighted average remaining life, options (Year)	9 years 189 days	9 years 175 days
Stock Options Four [Member]
Range of exercise prices, options (in dollars per share)	$ 1.01	$ 2.10
Shares, options (in shares)	124,358	14,286
Weighted average remaining life, options (Year)	9 years 186 days	9 years 91 days
Stock Options Five [Member]
Range of exercise prices, options (in dollars per share)	$ 1.10	$ 2.25
Shares, options (in shares)	22,730	293
Weighted average remaining life, options (Year)	9 years 277 days	8 years 237 days
Stock Options Six [Member]
Range of exercise prices, options (in dollars per share)	$ 1.13	$ 2.42
Shares, options (in shares)	143,807	24,768
Weighted average remaining life, options (Year)	10 years	8 years 138 days
Stock Options Seven [Member]
Range of exercise prices, options (in dollars per share)	$ 1.35	$ 2.80
Shares, options (in shares)	111,112	57,145
Weighted average remaining life, options (Year)	9 years 259 days	9 years 3 days
Stock Options Eight [Member]
Range of exercise prices, options (in dollars per share)	$ 1.454	$ 3.75
Shares, options (in shares)	17,200	44,000
Weighted average remaining life, options (Year)	9 years 94 days	8 years 182 days
Stock Options Nine [Member]
Range of exercise prices, options (in dollars per share)	$ 1.47	$ 4.125
Shares, options (in shares)	2,373,226	3,636
Weighted average remaining life, options (Year)	8 years 361 days	8 years 273 days
Stock Options Ten [Member]
Range of exercise prices, options (in dollars per share)	$ 2.10	$ 4.1975
Shares, options (in shares)	14,286	7,147
Weighted average remaining life, options (Year)	8 years 277 days	8 years 262 days
Stock Options Eleven [Member]
Range of exercise prices, options (in dollars per share)	$ 2.25	$ 4.25
Shares, options (in shares)	293	3,529
Weighted average remaining life, options (Year)	8 years 58 days	8 years 91 days
Stock Options Twelve [Member]
Range of exercise prices, options (in dollars per share)	$ 2.42	$ 5.125
Shares, options (in shares)	20,640	3,902
Weighted average remaining life, options (Year)	8 years 51 days	8 years 251 days
Stock Options Thirteen [Member]
Range of exercise prices, options (in dollars per share)	$ 2.80	$ 65.75
Shares, options (in shares)	57,145	190
Weighted average remaining life, options (Year)	8 years 186 days	7 years 146 days
Stock Options Fourteen [Member]
Range of exercise prices, options (in dollars per share)	$ 3.75	$ 73.50
Shares, options (in shares)	3,998	1,157
Weighted average remaining life, options (Year)	8 years 3 days	8 years 3 days
Stock Options Fifteen [Member]
Range of exercise prices, options (in dollars per share)	$ 4.125	$ 77.50
Shares, options (in shares)	3,636	2,323
Weighted average remaining life, options (Year)	8 years 94 days	7 years 182 days
Stock Options Sixteen [Member]
Range of exercise prices, options (in dollars per share)	$ 4.1975	$ 80.25
Shares, options (in shares)	7,147	187
Weighted average remaining life, options (Year)	8 years 80 days	7 years 273 days
Stock Options Seventeen [Member]
Range of exercise prices, options (in dollars per share)	$ 4.25	$ 86.25
Shares, options (in shares)	3,529	232
Weighted average remaining life, options (Year)	7 years 277 days	7 years 91 days
Stock Options Eighteen [Member]
Range of exercise prices, options (in dollars per share)	$ 5.125	$ 131.25
Shares, options (in shares)	3,902	81
Weighted average remaining life, options (Year)	8 years 69 days	4 years 251 days
Stock Options Nineteen [Member]
Range of exercise prices, options (in dollars per share)	$ 65.75	$ 148.125
Shares, options (in shares)	190	928
Weighted average remaining life, options (Year)	7 years 116 days	5 years 76 days
Stock Options Twenty [Member]
Range of exercise prices, options (in dollars per share)	$ 73.50	$ 150
Shares, options (in shares)	1,157	1,760
Weighted average remaining life, options (Year)	7 years 186 days	4 years 229 days
Stock Options Twenty One [Member]
Range of exercise prices, options (in dollars per share)	$ 77.50	$ 162.50
Shares, options (in shares)	2,323	123
Weighted average remaining life, options (Year)	7 years 3 days	7 years 3 days
Stock Options Twenty Two [Member]
Range of exercise prices, options (in dollars per share)	$ 80.25	$ 206.25
Shares, options (in shares)	187	121
Weighted average remaining life, options (Year)	7 years 94 days	6 years 273 days
Stock Options Twenty Three [Member]
Range of exercise prices, options (in dollars per share)	$ 86.25	$ 248.4375
Shares, options (in shares)	232	121
Weighted average remaining life, options (Year)	6 years 277 days	5 years 197 days
Stock Options Twenty Four [Member]
Range of exercise prices, options (in dollars per share)	$ 131.25	$ 262.50
Shares, options (in shares)	81	130
Weighted average remaining life, options (Year)	4 years 69 days	5 years 197 days
Stock Options Twenty Five [Member]
Range of exercise prices, options (in dollars per share)	$ 148.125	$ 281.25
Shares, options (in shares)	928	529
Weighted average remaining life, options (Year)	4 years 262 days	5 years 14 days
Stock Options Twenty Six [Member]
Range of exercise prices, options (in dollars per share)	$ 150	$ 318.75
Shares, options (in shares)	1,760	3
Weighted average remaining life, options (Year)	4 years 47 days	5 years 127 days
Stock Options Twenty Seven [Member]
Range of exercise prices, options (in dollars per share)	$ 162.50	$ 346.875
Shares, options (in shares)	123	72
Weighted average remaining life, options (Year)	6 years 186 days	6 years 91 days
Stock Options Twenty Eight [Member]
Range of exercise prices, options (in dollars per share)	$ 206.25	$ 431.25
Shares, options (in shares)	121	306
Weighted average remaining life, options (Year)	6 years 94 days	6 years 69 days
Stock Options Twenty Nine [Member]
Range of exercise prices, options (in dollars per share)	$ 248.4375	$ 506.25
Shares, options (in shares)	121	188
Weighted average remaining life, options (Year)	5 years 14 days	6 years
Stock Options Thirty [Member]
Range of exercise prices, options (in dollars per share)	$ 262.50	$ 596.25
Shares, options (in shares)	130	42
Weighted average remaining life, options (Year)	5 years 14 days	5 years 273 days